Cover Page
Type                            13F
Period                          3/31/2011


 Submission Contact             J. Boling
 Phone                          214-273-5213


Clover Partners L.P.
100 Crescent Court, Ste 575
Dallas
TX
75201

Submitting Official             Samuel S. Moore
Title                           Partner

Date                                     5/5/2011

I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct and complete and I understand that all required items, statements and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act. Of 1934.

Report Summary:
Number of other included manager                0
Form 13F Information Table Entry               22
Form 13F Information Table Value        148913111

Form 13F Information Table

                                Title of                                Shares    Sh/Put      InvestmeVoting Auth
Name of Issuer                  Class            Cusip        Value     Prn Amt   Prn  Ca(a) S(b) SMgr(a) S(b) Sh(c) None

BEACON FED BANCORP INC COM      COMMON STOCK       073582108  4291197.24  295537         X              X
BROOKLINE BANCORP INC DEL       COMMON STOCK       11373m107  10444643.8  991894         X              X
CAPE BANCORP INC COM            COMMON STOCK       139209100  225594.55   22903          X              X
CAPITOL FED FINL                COMMON STOCK       14057J101  3825545.15  339445         X              X
CFS BANCORP INC COM             COMMON STOCK       12525D102   307848.6   55170          X              X
CHICOPEE BANCORP                COMMON STOCK       168565109   6995212    499658         X              X
ESSA BANCORP INC COM            COMMON STOCK       29667D104   7376556    558830         X              X
FEDFIRST FINL CORP              COMMON STOCK       31429C101   401559.9   28910          X              X
FOX CHASE BANCORP COM           COMMON STOCK       35137T108  6738184.8   484065         X              X
HERITAGE FINL GRP               COMMON STOCK       42726X102  8975846.62  705094         X              X
HUDSON CITY BANCORP COM         COMMON STOCK       443683107  1866100.72  192779         X              X
INVESTORS BANCORP INC COM       COMMON STOCK       46146P102  9283800.96  622656         X              X
NORTHWEST BANCSHARES I COM      COMMON STOCK       667340103  11045043.9  880785         X              X
OBA FINL SVCS INC COM           COMMON STOCK       67424G101  2438053.2   167910         X              X
OMNIAMERICAN BANCORP COM        COMMON STOCK       68216R107  12149390.9  767007         X              X
ORITANI FINANCIAL CORP          COMMON STOCK       68633D103  6425678.76  506757         X              X
PEOPLES BANK                    COMMON STOCK       712704105  6257455.54  497413         X              X
SOUTHERN CONN BANCORP COM       COMMON STOCK       84264A102   540284.4   121140         X              X
TERRITORIAL BANCORP IN COM      COMMON STOCK       88145X108  9347559.6   469255         X              X
UNITED FINL BANCORP COM         COMMON STOCK       91030T109  7350136.43  445193         X              X
VIEWPOINT FINANCIAL             COMMON STOCK       92672A101   23875150  1836550         X              X
WESTFIELD FINANCIAL INC         COMMON STOCK       96008P104  8752268.04  966034         X              X

                                                              ---------------  ----------
TOTAL                                                          148913111  11454985
                                                              ===============  ==========



















end of table </table>